Investment Objectives and Goals	Oct. 31, 2025
BNY Mellon Bond Market Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to match the total return of the Bloomberg U.S. Aggregate Bond Index.
BNY Mellon Institutional S&P 500 Stock Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to match the total return of the S&P 500® Index.